Revenue, government financing for research expenditures and sales (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Disclosure of revenue from collaboration and licensing agreements
Revenues from collaboration and licensing agreements result from agreements signed with AstraZeneca, Sanofi and Takeda :

(in thousands of euro)	June 30, 2023	June 30, 2022

Proceeds from collaboration and licensing agreements	34,728	41,919
of which monalizumab agreement (AstraZeneca)	9,503	16,440
of which IPH5201 agreement (AstraZeneca)	—	4,826
of which preclinical molecules agreement (AstraZeneca)	—	17,400
of which 2016 Sanofi agreement	2,000	3,000
of which 2022 Sanofi agreement	18,672	—
of which Takeda agreement	4,553	—
of which other agreements	—	252
Invoicing of R&D costs (IPH5201 agreement)	616	(21)
Exchange gains or losses on collaboration agreement	—	(627)
Revenue from collaboration and licensing agreements	35,344	41,271

Disclosure of change in deferred revenue and collaboration liabilities
Change in deferred revenue relating to monalizumab agreement:

(in thousands of euro)	Total
As of December 31, 2021	20,159
Increase in deffered revenu resulting from the $50m milestone relating to the dosage of the first patent in the Phase 3 trial PACIFIC-9 (1)	47,687
Revenue for the six months ended June 30, 2022	(16,440)
Transfer from / (to) collaboration liabilities	(34,094)
As of June 30, 2022	17,312

As of December 31, 2022	14,481
Revenue for the six months ended June 30, 2023	(9,503)
Transfer from / (to) collaboration liabilities	(283)
As of June 30, 2023	4,696
(1) As a reminder, the increase in deferred revenue relating to monalizumab agreement between December 31, 2021 and June 30, 2022 is explained by the additional payment of €47,687 thousand ($50,000 thousand) made by AstraZeneca in June 2022 and triggered by the launch of the “PACIFIC-9” Phase 3 trial on April 28, 2022. This increase has led to a simultaneous increase in collaboration commitment ("collaboration liability"- see below) of
€34,335 thousand ($36,000 thousand) in accordance with the Company’s July 2019 option concerning the co-financing of Phase 3 trials in the field of collaboration.
Change in collaboration liabilities relating to monalizumab agreement:

(in thousands of euro)	Total
As of December 31, 2021	40,415
Additions (1)	38,568
Deductions	(5,862)
As of June 30, 2022	73,121

As of December 31, 2022	63,211
Additions	283
Deductions	(7,436)
As of June 30, 2023	56,058
(1) As a reminder, the increase in collaboration liabilities relating to monalizumab agreement between December 31, 2021 and June 30, 2022 mainly results from (i) a €34,335 thousand ($36,000 thousand) increase in collaboration commitments in connection with the launch of the “PACIFIC-9” Phase 3 trial on April 28, 2022, and (ii) a €3,700 thousand increase in the collaboration commitments in connection with exchange rate fluctuations over the period.
Change in deferred revenue relating to the 2022 research collaboration and licensing agreement :

(in thousands of euro)	Total
As of December 31, 2022	—
Additions (1)	6,500
Deductions	(172)
As of June 30, 2023	6,328
(1) The increase in deferred revenue relating to the 2022 research collaboration and licensing agreement with Sanofi between December 31, 2022 and June 30, 2023 mainly comprises (i) an upfront payment of €5,000 thousand relating to the granting of two options for exclusive licenses on Innate's intellectual property for the research, development, manufacturing and commercialization of NKCEs specifically targeting two preclinical molecules. The Company will recognize the related revenues either at the reporting date or three years after the effective date; as well as (ii) an amount of €1,400 thousand relating to research services provided in collaboration with Sanofi. The Company will recognize the related revenues on a straight-line basis over the duration of the research work to which the Company has agreed corresponding to three years.
Disclosure of variance of deferred revenue	Schedule of variance of deferred revenue

(in thousands of euro)	As of December 31, 2022	Recognition in P&L	Proceeds	Transfer from / (to) collaboration liabilities	As of June 30, 2023
Monalizumab	14,481	(9,503)	—	(283)	4,696
Sapphire (Sanofi options)	—	—	5,000	—	5,000
Sapphire (Sanofi services)	—	(172)	1,500	—	1,328
Total	14,481	(9,675)	6,500	(283)	11,024

(in thousands of euro)	As of December 31, 2021	Recognition in P&L	Proceeds	Transfer from / (to) collaboration liabilities	As of June 30, 2022
Monalizumab	20,159	(16,440)	47,687	(34,094)	17,312
Preclinical molecules	17,400	(17,400)	—	—	—
Others	353	(235)	—	—	117
Total	37,912	(34,075)	47,687	(34,094)	17,427

Disclosure of government financing for research expenditures
The total amount for government financing for research expenditures recorded as other income in the income statement can be analysed as follows:

(in thousands of euro)	June 30, 2023	June 30, 2022

Research tax credit	4,854 (1)	4,270
Grant	0	49
Government financing for research expenditures	4,854	4,319
(1) As of June 30, 2023, the amount is mainly composed of (i) the research tax credit calculated and recognized for the 2022 financial year for an amount of €5.0 million from which is subtracted (ii) a provision amounting to €0.2 million relating to the additional provision in connection with the tax inspection carried out in 2022 by the French tax authorities relating to the 2019 and 2020 financial years, as well as the research tax credit and the accuracy of its calculation for the 2018 to 2020 financial years.